Share-Based Compensation - changes in stock options granted under the plans (Details)	12 Months Ended
	Dec. 31, 2023 Option shares $ / shares	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares shares
Share-Based Compensation
Number of options, granted | shares	1,538,596
2017 Plan
Share-Based Compensation
Number of options, Outstanding	1,894,127	2,001,822	426,000
Number of options, Forfeited	(54,150)	(64,746)	(32,500)
Number of options, Exercised		(42,949)
Number of options, granted			1,307,000
Number of options, Outstanding	1,839,977	1,894,127	2,001,822
Number of options, exercisable	1,839,977
Options available for granting in future periods	332,555
Weighted average exercise price per share, outstanding | $ / shares	$ 10.34	$ 10.31	$ 8.76
Weighted average exercise price per share, Forfeited | $ / shares	10.20	11.17	8.76
Weighted average exercise price per share, Exercised | $ / shares		7.44
Exercise price per share | $ / shares			13.15
Weighted average exercise price per share, outstanding | $ / shares	10.35	$ 10.34	$ 10.31
Adjustments for stock dividends issued in 2021 | shares			(301,322)
Weighted average share price | $ / shares	$ 8.49